SUBSEQUENT EVENTS (Details Narrative) ¥ in Millions	1 Months Ended					6 Months Ended				12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 JPY (¥)	Mar. 29, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 JPY (¥)	May 31, 2024 USD ($)	May 31, 2024 JPY (¥)	May 31, 2023 USD ($)	May 31, 2023 JPY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 JPY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 JPY (¥)	Nov. 30, 2021 USD ($)	Sep. 20, 2024 USD ($)	Sep. 20, 2024 JPY (¥)	Mar. 29, 2024 JPY (¥)
Subsequent Event [Line Items]
Property, Plant and Equipment, Net	$ 7,281,898					$ 7,281,898				$ 11,039,774		$ 10,002,143
Dividends cash						$ 1,990,000	¥ 294	$ 2,260,000	¥ 294	2,260,000	¥ 294	1,760,000	¥ 200
Building [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Net										$ 6,270,000		$ 6,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount			$ 56,000,000.00												$ 54,480,000	¥ 8,563	¥ 8,281
Early Repayment of Subordinated Debt			$ 4,000,000.00
Dividends cash				$ 1,990,000	¥ 294
Subsequent Event [Member] | Unrelated Third Party [Member]
Subsequent Event [Line Items]
Sale of property to third party	$ 3,720,000	¥ 550